Related Party Transactions (Narrative) (Details)	12 Months Ended
	Mar. 31, 2024 CAD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 CAD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)	Mar. 31, 2024 USD ($)
Disclosure of transactions between related parties [line items]
Operating line of credit						$ 8,000,000
Officers, directors, and companies controlled by officers and directors, and shareholders [Member]
Disclosure of transactions between related parties [line items]
Accounts payable and accrued liabilities				$ 208,215		105,676
Two companies beneficially owned by Chairman and CEO of company [Member]
Disclosure of transactions between related parties [line items]
Borrowing costs incurred			$ 250,000
Total loans received from companies owned by CEO and Chairman		$ 25,000	$ 3,670,000	$ 25,000
Company beneficially owned by Chairman [Member]
Disclosure of transactions between related parties [line items]
Interest rate per annum				12.00%
Director, CEO and Chairman [Member]
Disclosure of transactions between related parties [line items]
Personal guarantee amount to support operating line of credit						2,510,000
Joint guarantee amount to support operating line of credit						5,020,000
Operating line of credit						8,000,000
Countryman Investments Ltd [Member]
Disclosure of transactions between related parties [line items]
Loan plus accrued interest	$ 250,000
FWP Holdings LLC [Member]
Disclosure of transactions between related parties [line items]
Loan plus accrued interest		$ 328,829		$ 238,321	$ 0
Loans outstanding	$ 3,670,000
Other non cash gain				$ 0		$ 306,288